Intangible assets, net (Schedule of Acquired Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 7,836	$ 7,840
Accumulated amortization	(2,308)	(1,637)
Net amount	5,528	6,203
Franchise Agreement [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	857	857
Weighted remaining average amortization period		3 months 18 days
Accumulated amortization	(857)	(815)
Net amount		42
Brand Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	274	274
Weighted remaining average amortization period		3 months 18 days
Accumulated amortization	(274)	(258)
Net amount		16
Customer Relations [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	6,558	6,562
Weighted remaining average amortization period	9 years	10 years
Accumulated amortization	(1,088)	(486)
Net amount	5,470	6,076
Licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	147	147
Weighted remaining average amortization period	3 years 7 months 6 days	4 years 7 months 6 days
Accumulated amortization	(89)	(78)
Net amount	$ 58	$ 69